Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block] (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities [Table Text Block]

The following financial statement balances and amounts of the VIEs were included in the accompanying consolidated financial statements:

	As at December 31,	As at March 31,	As at March 31,
	2017	2018	2018
	RMB	RMB	US$
Cash and cash equivalents	654,777	464,545	74,059
Restricted cash	10,441	10,441	1,664
Short-term investments	—	5,000	797
Accounts receivable, net	1,364	587	94
Inventories	1,952	2,420	386
Prepayments and other current assets	32,621	39,280	6,262
Amounts due from the Group’s subsidiaries	106,748	506,836	80,802

Total current assets	807,903	1,029,109	164,064

Property and equipment, net	92,803	91,804	14,636
Intangible assets, net	1,060	917	146
Goodwill	145,781	145,781	23,241
Deferred tax assets	2,404	12,134	1,934
Other non-current assets	31,681	35,022	5,583

Total non-current assets	273,729	285,658	45,540

Total assets	1,081,632	1,314,767	209,604

Accounts payable	3,168	3,636	580
Accrued expenses and other current liabilities	100,156	96,720	15,419
Deferred revenue and customer advances	776,052	1,010,437	161,087
Income taxes payable	18,254	21,318	3,399
Amounts due to the Group’s subsidiaries	67,990	65,993	10,521

Total current liabilities	965,620	1,198,104	191,006

Deferred revenue and customer advances	—	27,658	4,409
Other non-current liabilities	2,682	2,079	331

Total non-current liabilities	2,682	29,737	4,740

Total liabilities	968,302	1,227,841	195,746

	Three months ended March 31,
	2017	2018	2018
	RMB	RMB	US$
Revenues	202,542	247,159	39,403

Net income	1,904	16,935	2,700

Net cash used in operating activities	(157,239)	(175,458)	(27,972)

Net cash used in investing activities	(16,371)	(14,774)	(2,355)

As of December 31, 2017, details of the Company’s subsidiaries, the VIE and the VIE’s subsidiaries and schools are as follows:

Name	Date of establishment		Place of establishment	Percentage of equity interest attributable to the Company		Principal activity
Subsidiaries of the Company:

RISE Education Cayman III Ltd (“Cayman III”)	July 29, 2013		Cayman Islands	100%		Investment holding

RISE Education Cayman I Ltd (“Cayman”)	June 19, 2013		Cayman Islands	100%		Investment holding

Rise IP (Cayman) Limited (“Rise IP”)	July 24, 2013		Cayman Islands	100%		Educational consulting

Edge Franchising Co., Limited (“Edge Franchising”)	March 16, 2016		Hong Kong	100%		Educational consulting

Bain Capital Rise Education (HK) Limited (“Rise HK”)	June 24, 2013		Hong Kong	100%		Educational consulting

Rise (Tianjin) Education Information Consulting Co., Ltd. (“Rise Tianjin” or “WFOE”)		August 12, 2013			PRC		100%	Educational consulting

VIE:

Beijing Step Ahead Education Technology Development Co., Ltd.		January 2, 2008			PRC		—	Educational consulting

VIE’s subsidiaries and school:

Beijing Haidian District Step Ahead Training School		September 18, 2008			PRC		—	Language education

Beijing Shijingshan District Step Ahead Training School		July 14, 2009			PRC		—	Language education

Beijing Changping District Step Ahead Training School		July 3, 2009			PRC		—	Language education

Beijing Chaoyang District Step Ahead Training School		July 20, 2009			PRC		—	Language education

Beijing Xicheng District RISE Immersion Subject English Training School		February 5, 2010			PRC		—	Language education

Beijing Dongcheng District RISE Immersion Subject English Training School		July 30, 2010			PRC		—	Language education

Beijing Tongzhou District RISE Immersion Subject English Training School		April 19, 2011			PRC		—	Language education

Beijing Daxing District RISE Immersion Subject English Training School		March 31, 2013			PRC		—	Language education

Beijing Fengtai District Step Ahead Training School		February 28, 2012			PRC		—	Language education

Shanghai Boyu Investment Management Co., Ltd.		January 29, 2012			PRC		—	Language education

Shanghai Riverdeep Education Information Consulting Co., Ltd.	March 8, 2010		PRC	—		Educational consulting services

Shanghai Huangpu District RISE Immersion Subject English Training School	June 17, 2011		PRC	—		Language education

Guangzhou Ruisi Education Technology Development Co., Ltd.	August 17, 2012		PRC	—		Training services

Guangzhou Yuexiu District RISE Immersion Subject English Training School	April 29, 2014		PRC	—		Language education

Guangzhou Haizhu District RISE Immersion Subject English Training School-Chigang	December 8, 2014		PRC	—		Language education

Guangzhou Tianhe District RISE Immersion Subject English Training School	July 11, 2017		PRC	—		Language education

Shenzhen Mei Ruisi Education Management Co., Ltd.	February 28, 2014		PRC	—		Training services

Shenzhen Futian District Rise Training Center	January 8, 2015		PRC	—		Language education

Shenzhen Nanshan District Rise Training Center	May 26, 2015		PRC	—		Language education

Shenzhen Luohu District Rise Training Center	August 3, 2017		PRC	—		Language education

Wuxi Rise Foreign Language Training Co., Ltd.	June 5, 2013		PRC	—		Training services

The following financial statement balances and amounts of the VIEs were included in the accompanying consolidated financial statements:

	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Cash and cash equivalents	437,594	654,777	100,637
Restricted cash	5,609	10,441	1,605
Accounts receivable, net	—	1,364	210
Inventories	1,605	1,952	300
Prepayments and other current assets	38,297	32,621	5,014
Amounts due from the Group’s subsidiaries	63,897	106,748	16,406

Total current assets	547,002	807,903	124,172

Property and equipment, net	67,601	92,803	14,264
Intangible assets, net	1,740	1,060	163
Goodwill	145,781	145,781	22,406
Deferred tax assets	4,087	2,404	369
Other non-current assets	23,564	31,681	4,869

Total non-current assets	242,773	273,729	42,071

Total assets	789,775	1,081,632	166,243

Accounts payable	1,484	3,168	487
Accrued expenses and other liabilities	76,418	100,156	15,394
Deferred revenue and customer advances	581,215	776,052	119,277
Income taxes payable	1,329	18,254	2,806
Amounts due to the Group’s subsidiaries	49,007	67,990	10,449

Total current liabilities	709,453	965,620	148,413

Deferred tax liabilities	2,527	—	—
Other non-current liabilities	1,744	2,682	412

Total non-current liabilities	4,271	2,682	412

Total liabilities	713,724	968,302	148,825

	For the Years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Revenues	503,256	673,264	912,166	140,197

Net (loss)/income	(51,138)	(24,532)	24,771	3,807

Net cash provided by operating activities	99,499	49,586	263,813	40,547

Net cash used in investing activities	(34,116)	(26,792)	(46,630)	(7,167)